Tax - Unrecognised deferred tax (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	£ 1,017	£ 1,944
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised		394
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	912	1,141
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences, unused tax losses and tax credits for which no deferred tax asset is recognised	£ 0	£ 782